Owners' Capital/Partners' Equity Additional (Details) $ / shares in Units, $ in Thousands														12 Months Ended
	Sep. 25, 2020 EquityInstruments shares	Jul. 01, 2020 shares	Jun. 30, 2020 EquityInstruments shares	Apr. 03, 2020 EquityInstruments shares	Jun. 30, 2019 shares	Jun. 24, 2019 shares	Apr. 01, 2019 EquityInstruments shares	Feb. 26, 2019 USD ($)	Feb. 25, 2019 USD ($)	Nov. 15, 2018 USD ($) $ / shares shares	Apr. 26, 2018 USD ($) $ / shares shares	Apr. 03, 2018 EquityInstruments $ / shares shares	Jan. 17, 2018 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2019 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Feb. 05, 2020 USD ($)	Jan. 29, 2019 USD ($)	Dec. 31, 2017 shares
Equity transactions
Repurchases of common units, including commissions | $														$ 996	$ 22,890
RCUs
Equity transactions
Number of units vested during the period | EquityInstruments	182,850		11,776	25,551			24,925					16,999		220,177	24,925
PCUs
Equity transactions
Number of units vested during the period | EquityInstruments	182,850		9,813	21,292			24,925					16,999		213,955	24,925
GasLog Ltd.
Equity transactions
General partner interest in GasLog Partners											2.00%			2.00%	2.00%
ATM Programme
Equity transactions
Size of programme | $								$ 250,000	$ 144,040
Remaining authorized amount | $															$ 126,556
ATM Programme | GasLog Ltd.
Equity transactions
General partner interest in GasLog Partners																2.00%
Common units
Equity transactions
Price per unit | $ / shares											$ 24.21	$ 23.55
Number of units issued in share-based payment														434,132	49,850	33,998
Number of common units issued to GasLog in exchange for net assets contribution to the Partnership											1,858,975					1,858,975
Number of common units in public offering or general partner units																2,553,899
Number of units repurchased														(191,490)	(1,171,572)
Number of units on elimination of IDRs and issuance of common and class B units						2,532,911									2,532,911
Number of units outstanding														47,517,824	46,860,182	45,448,993			41,002,121
Common units | Long-Term Incentive Plan 2015
Equity transactions
Number of units issued in share-based payment	365,700		21,589	46,843			49,850					33,998
Common units | Unit repurchase programme
Equity transactions
Unit repurchase programme limit | $																	$ 25,000	$ 25,000
Number of units repurchased														191,490	1,171,572
Number of units cancelled														191,490	1,171,572
Unit repurchase programme, weighted average price | $ / shares														$ 5.18	$ 19.52
Repurchases of common units, including commissions | $														$ 996	$ 22,890
Common units | ATM Programme
Equity transactions
Price per unit | $ / shares																$ 23.72
Net proceeds from issuance of units | $																$ 60,013
Number of common units in public offering or general partner units																2,553,899
Common units | Conversion of B units
Equity transactions
Number of units issued upon conversion		415,000
Preference units
Equity transactions
Number of preference units issued										4,000,000			4,600,000			8,600,000
Distribution rate										8.50%			8.20%
Liquidation preference per unit | $ / shares										$ 25.00			$ 25.00
Price per unit | $ / shares										$ 25.00			$ 25.00
Net proceeds from issuance of preference units | $										$ 96,307			$ 111,194
Number of units outstanding														14,350,000	14,350,000	14,350,000			5,750,000
Preference units | Underwriters
Equity transactions
Number of preference units issued													600,000
General partner units
Equity transactions
Net proceeds from issuance of units | $											$ 935				$ 1,996
Number of common units in public offering or general partner units											38,632				93,804	90,753
Number of units outstanding														1,021,336	1,021,336	927,532			836,779
General partner units | ATM Programme
Equity transactions
Net proceeds from issuance of units | $																$ 1,236
Number of common units in public offering or general partner units																52,121
Class B units
Equity transactions
Number of units on elimination of IDRs and issuance of common and class B units					2,490,000	2,490,000									2,490,000
Number of units outstanding														2,075,000	2,490,000
Class B-1 units
Equity transactions
Number of units on elimination of IDRs and issuance of common and class B units						415,000
Class B-2 units
Equity transactions
Number of units on elimination of IDRs and issuance of common and class B units						415,000
Class B-3 units
Equity transactions
Number of units on elimination of IDRs and issuance of common and class B units						415,000
Class B-4 units
Equity transactions
Number of units on elimination of IDRs and issuance of common and class B units						415,000
Class B-5 units
Equity transactions
Number of units on elimination of IDRs and issuance of common and class B units						415,000
Class B-6 units
Equity transactions
Number of units on elimination of IDRs and issuance of common and class B units						415,000